PROPERTY AND EQUIPMENT, NET - Schedule of Property and Equipment, net (Details) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023
Property and equipment
Property and equipment, gross	€ 17,795	€ 15,573
Less: accumulated depreciation and amortization	(10,509)	(9,686)
Total	7,286	5,887
Equipment
Property and equipment
Property and equipment, gross	13,624	11,900
Furniture, fixture, and fittings and other
Property and equipment
Property and equipment, gross	€ 4,171	€ 3,672